Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying value of intangible assets subject to amortization
Gross Intangible Assets	$ 88,120	$ 85,350
Accumulated Amortization	(20,199)	(10,612)
Net Intangible Assets	67,921	74,738
Amortization expense related to intangible assets	11,087	1,986	1,525
Estimated aggregate future amortization expense for intangible assets
2014	11,138
2015	10,300
2016	9,372
2017	7,546
2018	6,607
Thereafter	22,958
Net Intangible Assets	67,921	74,738
Core deposits
Carrying value of intangible assets subject to amortization
Gross Intangible Assets	38,770	34,500
Accumulated Amortization	(6,159)	(452)
Net Intangible Assets	32,611	34,048
Estimated aggregate future amortization expense for intangible assets
Net Intangible Assets	32,611	34,048
Core deposits | Minimum
Other Intangible Assets
Estimated Useful Life	7 years	10 years
Core deposits | Maximum
Other Intangible Assets
Estimated Useful Life	12 years	12 years
Trademarks and trade names
Carrying value of intangible assets subject to amortization
Gross Intangible Assets	20,000	20,000
Accumulated Amortization	(2,589)	(1,487)
Net Intangible Assets	17,411	18,513
Estimated aggregate future amortization expense for intangible assets
Net Intangible Assets	17,411	18,513
Trademarks and trade names | Minimum
Other Intangible Assets
Estimated Useful Life	10 years	10 years
Trademarks and trade names | Maximum
Other Intangible Assets
Estimated Useful Life	20 years	20 years
Noncompete agreements
Carrying value of intangible assets subject to amortization
Gross Intangible Assets	11,650	11,650
Accumulated Amortization	(2,492)	(192)
Net Intangible Assets	9,158	11,458
Estimated aggregate future amortization expense for intangible assets
Net Intangible Assets	9,158	11,458
Noncompete agreements | Minimum
Other Intangible Assets
Estimated Useful Life	4 years	4 years
Noncompete agreements | Maximum
Other Intangible Assets
Estimated Useful Life	6 years	6 years
Customer contracts and relationships
Carrying value of intangible assets subject to amortization
Gross Intangible Assets	14,100	14,100
Accumulated Amortization	(6,210)	(4,515)
Net Intangible Assets	7,890	9,585
Estimated aggregate future amortization expense for intangible assets
Net Intangible Assets	7,890	9,585
Customer contracts and relationships | Minimum
Other Intangible Assets
Estimated Useful Life	8 years	8 years
Customer contracts and relationships | Maximum
Other Intangible Assets
Estimated Useful Life	12 years	12 years
Agent relationships
Other Intangible Assets
Estimated Useful Life	13 years	13 years
Carrying value of intangible assets subject to amortization
Gross Intangible Assets	3,600	3,600
Accumulated Amortization	(2,749)	(2,466)
Net Intangible Assets	851	1,134
Estimated aggregate future amortization expense for intangible assets
Net Intangible Assets	851	1,134
Technology
Other Intangible Assets
Estimated Useful Life		5 years
Carrying value of intangible assets subject to amortization
Gross Intangible Assets		1,500
Accumulated Amortization		$ (1,500)